SCHEDULE OF PROVISION FOR CREDIT LOSS (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Other Receivables Net
Beginning balance of the period	¥ (22,739)	¥ (21,113)	¥ (26,541)
Write-offs	1,626	7,008	3,802
Ending balance of the period	¥ (21,113)	¥ (14,105)	¥ (22,739)